Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,777,000
Previously Paid Amount	0.00
Total Fee Amount	383.50
Total Offset Amount	0.00
Net Fee	383.50
Narrative - Max Aggregate Offering Price	$ 2,777,000
Final Prospectus	true